Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ (3,022)	$ 5,578	$ (22,958)	$ (1,289)
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition			16,800
Realized gain due to revaluation of the deferred payments in connection with acquisition			$ 6,200